Assets for Rights-of-Use and Obligations for Lease Contracts (Tables)	12 Months Ended
Dec. 31, 2019
Assets for Rights-of-Use and Obligations for Lease Contracts
Schedule of asset for right-to-use property under lease
(i)	The Bank has mainly lease agreements for its branches and corporate building. The composition of this item as of December 31, 2019, is as follows

	Years	Years of
	of	average
	useful	remaining	Net Assets as of		Accumulated	Net Assets as of
	life	useful life	January 01, 2019	Gross Balances	Depreciation	December 31, 2019
	N°	N°	MCh$	MCh$	MCh$	MCh$
Buildings and land	5	5	176,795	197,065	(29,800)	167,265
Others leased assets	3	3	—	190	(14)	176
Totals			176,795	197,255	(29,814)	167,441

(ii)	Movement in the gross balance of assets for the right to use assets under lease at 31 December 2019 is as follows

	Buildings and land	Others leased assets	Totals
	MCh$	MCh$	MCh$
Balance as January 01, 2019	176,795	—	176,795
Additions of the period	25,624	190	25,814
Disposals due to early termination	(16,953)	—	(16,953)
Reclasifications	—	—	—
Inflation indexation adjustments (*)	9,488	—	9,488
Exchange rate difference	2,111	—	2,111
Totals	197,065	190	197,255

(*) Corresponds to subsequent adjustments due to liabilities remeasurements due to index changes, according to each lease agreement.

(iii)	The movement in the accumulated depreciation of assets for the right to use assets under lease as of December 31, 2019, is as follows

	Buildings and land	Other leased assets	Totals
	MCh$	MCh$	MCh$
Opening balance as of January 1, 2019	—	—	—
Depreciation of the period (**)	(31,843)	(14)	(31,857)
Disposals due to early termination	2,590	—	2,590
Exchange rate difference	(547)	—	(547)
Reclasifications	—	—	—
Impairment	—	—	—
Ending balances as of December 31, 2019	(29,800)	(14)	(29,814)

(**)See note 32 "Depreciation, amortization and impairment"

Summary of obligations for lease contracts
i)	As of December 31, 2019, the obligations for lease contracts are as follows

As of December 31, 2019
MCh$
Lease Obligations	172,924
Totals	172,924

Summary of movement in lease liabilities and cash flows
i)	Movement in lease liabilities and cash flows for the period is shown below

2019
MCh$
Opening balance as January 1,	176,795
Additions due to new contracts	25,624
Disposals due to early termination	(10,808)
Interest expenses	5,034
Inflation indexation adjustments	9,488
Exchange difference	2,868
Capital and interest payments	(36,077)
Ending balance as December 31,	172,924

Schedule of future maturities of lease liabilities
i)	Future maturities of lease liabilities are as follows

As of December 31, 2019
MCh$
Within 1 year	10,193
After 1 year but within 2 years	9,802
After 2 years but within 3 years	11,348
After 3 years but within 4 years	13,286
After 4 years but within 5 years	7,221
After 5 years	121,074
Totals	172,924